GROUP ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

	Ownership Interest
December 31 (percentages)	2017	2016
Pembina Pipeline	100	100
Pembina West Limited Partnership	100	100
Pembina Gas Services Limited Partnership	100	100
Pembina Oil Sands Pipeline LP	100	100
Pembina Midstream Limited Partnership	100	100
Pembina Infrastructure and Logistics LP	100	100
Pembina Empress NGL Partnership	100	100
Pembina Resource Services Canada	100	100
Pembina Prairie Facilities Ltd.	100	100
Fort Chicago Pipeline II US LP	100	100
Fort Chicago Holdings II US LLC	100	100
Veresen U.S. Infrastructure Inc.	100	100
Veresen Energy Infrastructure No. 2 Inc.	100	100